Shareholder Report, Line Graph (Details) 74200001100_Franklin California Intermediate-Term Tax-Free Income Fund_Class A1_TSR Annual {Class A1} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name											Class A1 (with sales charge)
Accumulated Value	$ 10,719	$ 10,556	$ 10,221	$ 9,978	$ 10,801	$ 10,505	$ 10,220	$ 9,735	$ 9,660	$ 9,775	$ 11,343
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	11,553	11,425	11,070	10,728	11,734	11,264	10,785	10,107	9,951	10,000	$ 12,365
Bloomberg Municipal M.F. CA Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal M.F. CA Intermediate Index
Accumulated Value	$ 11,433	$ 11,057	$ 10,878	$ 10,582	$ 11,358	$ 11,145	$ 10,666	$ 10,041	$ 9,982	$ 10,000	$ 11,981